Note 15 - Earnings (Loss) Per Share - Calculation of Basic and Diluted Income (Loss) Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Weighted average number of common shares used as the denominator in calculating basic earnings per share (in shares)	35,529,192	35,529,192	33,987,383
Adjustments for calculation of diluted earnings per share:
Options (in shares)			814,609
Warrants (in shares)			149,701
Weighted average number of common shares and potential common shares used as the denominator in calculating diluted earnings per share (in shares)	35,529,192	35,529,192	34,951,693
Basic earnings (loss) per share (in CAD per share)	$ 0	$ (0.18)	$ 0
Diluted earnings (loss) per share (in CAD per share)	$ 0	$ (0.18)	$ 0